Note Payable Related Party (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 01, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 18, 2021	May 01, 2018
Maturity date	Jan. 01, 2022
Note payable - related party (Note 7)		$ 1,285		$ 1,285		$ 0	$ 0
Note Payable - Related Party current and non-current		$ 1,285,000		$ 1,285,000		1,285,000	1,285,000
Interest rate		7.00%		7.00%				7.00%
Promissory Note [Member]
Interest Payable		$ 203,000		$ 203,000		171,000	107,000
Interest expense		16,000	$ 16,000	32,000	$ 32,000	$ 64,000	$ 64,000
Chairperson and President [Member] | May 1, 2018 [Member]
Note payable - related party (Note 7)		$ 1,285,000		$ 1,285,000					$ 1,285,000
Interest rate		5.00%		5.00%					5.00%